Income Taxes (Details) - Schedule of Components of Deferred Tax Assets And Liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
NOL carryforwards	$ 60,710	$ 7,931
Credits	195	0
Bad debt reserve	1,382	946
Inventory reserve	2,724	680
Warranty reserve	651	631
Revenue warranty	155	111
Interest expense carryover	3,445	170
Accrued compensation	678	687
Deferred revenue	195	639
ASC 842 leases	12	17
Assembled workforce	0	15
Fixed assets	328	0
Capitalized research and development	509	0
Other	2,837	28
Total	73,821	11,855
Valuation allowance	(63,737)	(11,348)
Net deferred tax assets	10,084	507
Accounting method change	(18)	(38)
Capitalized software	(234)	(468)
Fixed assets	0	(1)
Intangibles	(9,084)	0
Convertible debt	(748)	0
Refundable and deferred income taxes	$ 0	$ 0